General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	A general description of the Company and its activity:

XTL Biopharmaceuticals Ltd. (the “Company”) is engaged in the development of therapeutics for the treatment of unmet medical needs. The Company was incorporated under the Israeli Companies Law on March 9, 1993. The registered office of the Company is located at 26 Ben-Gurion Street, Ramat Gan, Israel. The Company has decided, at this time, to explore collaboration with a strategic partner in order to execute the clinical trials. In parallel, the Company is looking to expand and identify additional assets to add to XTL’s portfolio.

The Company’s American Depository Shares (“ADSs”) are listed for trading on the Nasdaq Capital Market (“Nasdaq”) and its ordinary shares are traded on the Tel-Aviv Stock Exchange (“TASE”).

As of December 31, 2023, the Company has a wholly-owned subsidiary, Xtepo Ltd. ("Xtepo"), which was incorporated in Israel.

The Company and Xtepo are heretofore referred to as “the Group”.

b.	The Group has incurred continuing losses and depends on outside financing resources to continue its activities. Based on existing business plans, the Company’s management estimates that its outstanding cash and cash equivalent balances will allow the Company to finance its activities which include, but are not limited to maintenance and ongoing expenses related to hCDR1, for an additional period of at least 12 months from the date of this report. However, the amount of cash which the Company will need to finance its future activities depends on numerous factors which include, but are not limited to future projects which the Company might acquire or other business development activities such as acquiring new technologies and/or changes in circumstances which are liable to cause significant expenses to the Company in excess of management’s current and known expectations as of the date of these Financial Statements and which will require the Company to reallocate funds against plans, also due to circumstances beyond its control.

The Company expects to incur additional losses in 2024 arising from research and development activities, testing additional technologies and operating activities, which will be reflected in negative cash flows from operating activities. In order to perform the clinical trials aimed at developing a product until obtaining its marketing approval, the Company will need to raise additional funds by issuing securities. The Company decided to seek collaboration with third parties to finance the clinical trials and continues to seek additional assets.

c.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets, launched extensive rocket attacks and kidnapped many Israeli civilians and soldiers. Following the attack, Israel declared war against Hamas. In parallel, border clashes between Israel and the Hezbollah terrorist group on Israel’s northern border with Lebanon intensified and may escalate into a greater regional conflict. The Israel Defence Force (the “IDF”), the national military of Israel, is a conscripted military service, subject to certain exceptions. Since October 7, 2023, the IDF has called up several hundred thousand of its reserve forces to serve.

As a result, its operations in Israel may be disrupted by such absences, which disruption may materially and adversely affect its business, prospects, financial condition and results of operations. In addition, since the commencement of these events, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization) and southern border (with the Houthi movement in Yemen). It is possible that hostilities with Hezbollah in Lebanon will escalate, and that other terrorist organizations, including Palestinian military organizations in the West Bank as well as other hostile countries, such as Iran, will join the hostilities. Such clashes may escalate in the future into a greater regional conflict. Further, in April 2024, Iran launched a direct attack on Israel involving hundreds of drones, ballistic missiles and cruise missiles and may attack again. Although until approval of these financial statements, the impact of the war on the Company was negligible, it is currently not possible to predict the duration or severity of the ongoing conflict or its effects on the Company’s business, operations and financial conditions. The ongoing conflict is rapidly evolving and developing, and could disrupt its business and operations, and hamper its ability to raise additional funds or sell its securities, among others.

d.	On March 19, 2024, the Company has entered into a binding term sheet, subject to due diligence, with THE SOCIAL PROXY Ltd. (the “Social Proxy”) an AI web data company, developing and powering a unique ethical, IP based, proxy and data extraction platform for AI & BI Applications at scale (the “Term Sheet”).

Pursuant to the Term Sheet, the Company will acquire all of the issued and outstanding share capital of Social Proxy on a fully diluted basis (the “Transaction”) in exchange for the issuance by the Company to the shareholders of the Social Proxy, by way of a private placement, such number of ordinary shares of the Company, representing immediately after such issuance, 44.6% of the issued and outstanding share capital of the Company and the payment of $430 thousands to the shareholders of the Social Proxy. In addition, as part of the Transaction, the shareholders of Social Proxy will be issued additional warrants or ordinary shares, which may only be exercised or granted upon reaching certain financial measured milestones within a period of up to 3 years from the closing of the Transaction. The Transaction is conditioned upon certain closing conditions which are fully described in the Term Sheet.

Social Proxy will operate as fully owned subsidiary of the Company and its shareholders will be entitled to appoint 2 representatives to the Company’s board of directors out of a total of up to 7 directors.

The proposed Transaction is part of the Company’s strategy to expand its assets portfolio with high potential assets.

In addition, the Company secured an investment commitment from several shareholders (including one shareholder, who is also a related party), in the amount of US$1,500 thousand through a private placement to be consummated upon and subject to the closing of the Transaction (the “Private Placement”). In exchange for the investment in the Private Placement, the investors will be issued 1,500,000 units (reflecting a price per each unit of US$1.00) consisting of one ADS and one warrant, with each such warrant being exercised during a period of five years from its issuance into one ADS at an exercise price of US$1.20 per warrant. The Investment is conditioned upon customary closing conditions and obtaining shareholders’ approval (which was approved on April 30, 2024 by Company’s shareholders meeting).

e.	Definitions:

“Related party” - as the term is defined in IAS 24, “Related Party Disclosures” (“IAS 24”).

f.	Approval of financial statements:

These financial statements were approved by the Company’s Board of Directors (“BoD”) on April 30, 2024.